AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07054709

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1- 33467

CERTAMX

May 18, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RECD S.E.C.
MAY 18 2007
1086

Dear Ms. Peters:

This is to certify that on May 14, 2007 the American Stock Exchange LLC (the "Exchange") received from Columbus Acquisition Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units

Common Stock, $0.0001 par value

Warrants

PROCESSED
MAY 23 2007
THOMSON FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END